Profit-Sharing Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Defined Benefit Plan [Abstract]
Profit-Sharing Plan
NOTE 9 — PROFIT-SHARING PLAN
The Company has a 401(k) profit-sharing plan covering substantially all employees. The Company’s discretionary profit-sharing contributions are determined annually by the Board. No discretionary profit-sharing contributions were made to the plan during the three months ended March 31, 2023 and 2022.

NOTE 10 —PROFIT-SHARING PLAN
The Company has a 401(k) profit-sharing plan covering substantially all employees. The Company’s discretionary profit-sharing contributions are determined annually by the Board. No discretionary profit-sharing contributions were made to the plan during the years ended December 31, 2022 and 2021.